Accrued Expenses and Other Current Liabilities (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses and Other Current Liabilities [Abstract]
Value added tax payable	$ 366,535	$ 168,439
Local taxes payable	23,868	13,739
Other tax payable	$ 390,403	$ 182,178